EARNINGS (LOSS) PER SHARE (Details - Per share info) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to common stockholders (basic)	$ (525,160)	$ (195,011)
Shares used to compute net loss per common share, basic and diluted	224,759,740	160,406,294
Net loss per share attributable to common stockholders, basic and diluted	$ (0.00)	$ (0.00)